Income taxes: (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes:
Schedule of components of the income taxes and recognized deferred tax assets and liabilities

Components of the income taxes for the years are as follows:

	December 31,	December 31,
	2021	2020

Current income taxes:
Current income tax expense in respect of the current year	$21	$—

Deferred income taxes:
Origination and reversal of temporary differences	(17,195)	(7,062)
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	(323)	—
Change in unrecognized deductible temporary differences	17,298	7,062
Total income taxes	$(199)	$—

	Assets		Liabilities		Net
	2021	2020	2021	2020	2021	2020
Taxes losses carried forward	$2,536	$183	$—	$—	$2,536	$183
Right-of-use assets	—	—	(226)	(178)	(226)	(178)
IPR&D asset	—	—	(2,086)	—	(2,086)
Trade and other receivables	—	—	(4)	(5)	(4)	(5)
Tax assets (liabilities)	2,536	183	(2,316)	(183)	220	—
Set off of tax	(2,316)	(183)	2,316	183	—	—
Net tax assets (liabilities)	$220	$—	$—	$—	$220	$—

Schedule of reconciliation of effective tax rate

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Loss before income taxes:
Canadian operations	$(71,919)	$(29,807)
US operations	496	(1,950)
	(71,423)	(31,757)
Tax using the Company’s domestic tax rate	(18,927)	(8,416)
Change in unrecognized deductible temporary differences	17,298	7,062
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	(323)	—
Difference in tax rate of a foreign subsidiary	(12)	107
Effect of change in tax rate	—	—
Non-deductible stock option expense	1,684	1,270
Permanent differences and other items	81	(23)
Total income taxes	$(199)	$—

Schedule of the amounts and expiry dates of tax attributes and temporary differences for which no deferred tax assets was recognized

	December 31, 2021		December 31, 2020
	Federal	Provincial	Federal	Provincial
Research and development expenses, without time limitation	$22,243	$22,872	$12,576	$12,975

Federal research and development investment tax credits
2037	245	—	243	—
2038	367	—	365	—
2039	396	—	393	—
2040	726	—	706	—
2041	763	—	—	—
	2,497	—	1,707	—

Tax losses carried forward
2032	268	167	266	166
2033	708	908	702	901
2034	650	650	645	645
2035	883	883	876	876
2036	904	904	898	898
2037	1,781	1,959	1,768	1,944
2038	3,976	3,865	3,946	3,836
2039	23,340	23,191	23,163	23,015
2040	25,766	25,596	24,711	24,500
2041	58,854	58,593	—	—
	117,130	116,716	56,975	56,781

Capital losses	11,234	11,234	11,149	11,149

Other deductible temporary differences, without time limitation	$11,468	$11,468	$9,453	$9,453